INVENTORIES (Details) (CAD) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Sep. 30, 2012
Finished goods
Total finished goods	53.8	41.6
Work-in-progress	1.0	1.0
Raw materials - wood chips, pulp logs and other	24.8	23.3
Operating and maintenance supplies and spare parts	75.9	74.3
Inventory, Net	155.5	140.2	125.0	131.5
Specialty Printing Papers [Member]
Finished goods
Total finished goods	36.9	29.7
Newsprint [Member]
Finished goods
Total finished goods	13.5	10.6
Pulp [Member]
Finished goods
Total finished goods	3.4	1.3